Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Oct. 31, 2020	Sep. 30, 2020	Oct. 31, 2019	Sep. 30, 2019	Oct. 31, 2018	Sep. 30, 2018
Revenues
Net interest revenue	[1]	$ 35,647		$ 41,999		$ 36,422
Total revenue		43,646		41,065		38,892
Operating expenses
Employee compensation and benefits		11,891		11,244		10,377
Provision for income taxes		1,152		2,735		3,182
Net income	[2]	$ 11,895		$ 11,686		$ 11,334
Earnings per share - basic (Canadian dollars)		$ 6.43		$ 6.26		$ 6.02
Earnings per share - diluted (Canadian dollars)		$ 6.43		$ 6.25		$ 6.01
TD Ameritrade [member]
Revenues
Net interest revenue			$ 1,873		$ 2,036		$ 1,635
Fee-based and other revenue			6,202		5,947		5,365
Total revenue			8,075		7,983		7,000
Operating expenses
Employee compensation and benefits			1,905		1,756		1,992
Other			2,388		2,245		2,434
Total operating expenses			4,293		4,001		4,426
Other expense (income)			143		94		142
Pre-tax income			3,639		3,888		2,432
Provision for income taxes			910		957		535
Net income			$ 2,729		$ 2,931		$ 1,897
Earnings per share - basic (Canadian dollars)			$ 5.04		$ 5.27		$ 3.34
Earnings per share - diluted (Canadian dollars)			$ 5.02		$ 5.26		$ 3.32

[1]	Includes $32,524 million, for the year ended October 31, 2020 (October 31, 2019 - $34,828 million; October 31, 2018 - $30,639 million), which has been calculated based on the effective interest rate method (EIRM). Refer to Note 30.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.